Share-based payments (Details 4) - ESOP	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares
Share-based payments
Number of share options outstanding as at the beginning of the period	87,185	118,434	126,102
Number of share options granted during the period	0	5,691	30,084
Number of share options forfeited during the period	(1,575)	(2,438)	(836)
Number of share options exercised during the period	(2,851)	(34,502)	(36,916)
Number of share options expired during the period	0	0	0
Number of share options outstanding as at the end of the period	82,759	87,185	118,434
Number of share options exercisable as at the end of the period	69,545	55,580	50,758
Weighted-average exercise price outstanding as at the beginning of the period | € / shares	€ 39.14	€ 34.46	€ 25.46
Weighted-average exercise price granted during the period | € / shares	0	80.17	60.96
Weighted-average exercise price forfeited during the period | € / shares	65.41	63.23	54.62
Weighted-average exercise price exercised during the period | € / shares	51.45	25.37	24.85
Weighted-average exercise price expired during the period | € / shares	0	0	0
Weighted-average exercise price outstanding as at the end of the period | € / shares	€ 39.37	€ 39.14	€ 34.46
Number of shares outstanding at the beginning of the period	130,231	102,956	153,897
Number of shares granted during the period	0	80,572	54,481
Number of shares forfeited during the period	(3,496)	(4,318)	(1,576)
Number of shares exercised during the period	(60,145)	(48,979)	(103,846)
Number of shares expired during the period	0	0	0
Number of shares outstanding at the end of the period	66,589	130,231	102,956
Weighted-average grant-date fair value outstanding at the beginning of the period | € / shares	€ 72.96	€ 44.2	€ 25.71
Weighted-average grant-date fair value granted during the period | € / shares	0	80.79	60.09
Weighted-average grant-date fair value forfeited during the period | € / shares	68.63	62	54.62
Weighted-average grant-date fair value exercised during the period | € / shares	69.46	26.36	24.98
Weighted-average grant-date fair value expired during the period | € / shares	0	0	0
Weighted-average grant-date fair value outstanding at the end of the period | € / shares	€ 76.34	€ 72.96	€ 44.2